Shareholders' Equity and Net Income Per Common Share - Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Reconciliation [Abstract]
Net income	$ 59,067	$ 63,351	$ 62,895
Weighted average shares outstanding (in shares)	20,976	21,096	21,585
Stock units for deferred compensation plan for non-employee directors (in shares)	160	137	121
Effect of stock options (in shares)	11	38	69
Performance share units (in shares)	23	25	32
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)	21,170	21,296	21,807
Net income per common share
Basic (in dollars per share)	$ 2.82	$ 3.00	$ 2.91
Diluted (in dollars per share)	$ 2.79	$ 2.97	$ 2.88